Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income	$ 64,403	$ 42,048	$ 33,713
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion, & amortization	169,307	146,083	109,503
Loss on impairment of other assets	2,000		4,150
Deferred income taxes	37,719	35,745	23,724
Unrealized loss (gain) on ineffective portion of hedges and reclassification adjustments	(46,746)	27,452	23,889
Non-hedge derivative gains	(49,685)	(34,408)	(38,595)
Loss on extinguishment of debt	21,714	20,592	2,241
Net gain on sale of assets	(149)	(1,284)	(184)
Other	2,864	3,057	2,211
Change in assets and liabilities
Accounts receivable	(12,502)	(4,762)	(6,463)
Inventories	(2,304)	328	(785)
Prepaid expenses and other assets	2,360	1,583	5,141
Accounts payable and accrued liabilities	3,988	16,519	9,452
Revenue distribution payable	(2,648)	3,577	(1,450)
Stock-based compensation	1,679	3,086	1,155
Net cash provided by operating activities	192,000	259,616	167,702
Cash flows from investing activities
Purchase of property and equipment and oil and natural gas properties	(506,787)	(339,863)	(310,125)
Proceeds from asset dispositions	46,246	38,356	445
Settlement of non-hedge derivative instruments	37,274	(23,491)	45,490
Other	21		18
Net cash used in investing activities	(423,246)	(324,998)	(264,172)
Cash flows from financing activities
Proceeds from long-term debt	208,561	21,724	209,533
Repayment of long-term debt	(183,482)	(24,785)	(717,561)
Proceeds from Senior Notes	556,750	400,000	293,016
Repayment of Senior Notes	(325,000)	(325,000)
Proceeds from equity issuance			313,231
Principal payments under capital lease obligations	(10)	(120)	(249)
Payment of debt issuance costs and other financing fees	(14,516)	(11,858)	(19,806)
Payment of debt extinguishment costs	(15,827)	(15,101)
Net cash provided by financing activities	226,476	44,860	78,164
Net decrease in cash and cash equivalents	(4,770)	(20,522)	(18,306)
Cash and cash equivalents at beginning of period	34,589	55,111	73,417
Cash and cash equivalents at end of period	$ 29,819	$ 34,589	$ 55,111